INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Company's net deferred tax asset and tax liabilities
Significant components of the Company’s deferred income tax assets and liabilities are as follows:

As of December 31,	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$6,909,965	$5,818,214
Research and development credits	1,155,623	877,027
Business tax credit carryforward	2,690,320	3,418,605
Accrued expenses	69,965	84,544
Stock based compensation	64,476	—
Inventory reserve	209,410	105,956

Total deferred tax assets before valuation allowance	11,099,759	10,304,346
Less valuation allowance	(10,825,941)	(9,982,062)

Subtotal deferred tax assets	273,818	322,284
Deferred tax liabilities:
Fixed assets	(273,818)	(322,284)

Total deferred tax liabilities	(273,818)	(322,284)

Net deferred tax asset (liability)	$—	$—

Schedule of components of Company's income tax provision	The components of income tax expense (benefit) consisted of the following:

Years Ended December 31,	2021	2020
Current	$—	$—
Deferred	—	—

Total income tax expense	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2021 and 2020, is as follows:

Years Ended December 31,	2021	2020
Tax benefit at the statutory rate	$(1,970,635)	$(2,315,153)
Increase (decrease) in taxes resulting from:
State taxes	434,478	(458,243)
Deferred state tax rate changes	912,268	—
PPP loan forgiveness	—	(134,542)
Research and development tax credits	(278,596)	(278,596)
Other	58,606	(112,643)
Change in valuation allowance	843,879	3,299,177

Total income tax benefit	$—	$—

Tailwind Acquisition Corp [Member]
Schedule of Company's net deferred tax asset and tax liabilities
The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$19,569	$2,772
Organizational costs/Startup expenses	1,184,552	56,428

Total deferred tax assets	1,204,121	59,200
Valuation allowance	(1,204,121)	(59,200)

Deferred tax assets, net of allowance	$—	$—

Schedule of components of Company's income tax provision
The income tax provision consists of the following:

	Years Ended December 31,
	2021	2020
Federal
Deferred	$(1,144,921)	$(59,200)
Change in valuation allowance	1,144,921	59,200

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(27.4)%	(19.8)%
Transaction costs associated with the Initial Public Offering	0.0%	(0.8)%
Change in valuation allowance	6.4%	(0.3)%

Income tax provision	0.0%	0.0%